FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04258

Value Line Convertible Fund, Inc.

7 Times Square, New York, N.Y. 10036
(Address of principal executive officers)

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of Fiscal year-end: April 30

Date of reporting period: July 1, 2011 – June 30, 2012

Item 1. Proxy Voting Record:

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ICA File Number: 811-04258
Reporting Period: 07/01/2011 - 06/30/2012
Value Line Convertible Fund, Inc.

====================== Value Line Convertible Fund, Inc. =======================

PRECISION CASTPARTS CORP.

Ticker:       PCP            Security ID:  740189105
Meeting Date: AUG 16, 2011   Meeting Type: Annual
Record Date:  JUN 14, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Don R. Graber            For       For          Management
1.2   Elect Director Lester L. Lyles          For       For          Management
1.3   Elect Director Timothy A. Wicks         For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

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WOODWARD, INC.

Ticker:       WWD            Security ID:  980745103
Meeting Date: JAN 25, 2012   Meeting Type: Annual
Record Date:  NOV 28, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul Donovan             For       For          Management
1.2   Elect Director Thomas A. Gendron        For       For          Management
1.3   Elect Director John A. Halbrook         For       For          Management
1.4   Elect Director Ronald M. Sega           For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Amend Omnibus Stock Plan                For       For          Management

========== END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Value Line Convertible Fund, Inc.
(Registrant)

By: /s/ Mitchell E. Appel
Mitchell E. Appel
President

Date: August 31, 2012